Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
May 31, 2026
HEA-NPRT1-0726
1.802174.122
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 2.0%
Health Care - 2.0%
Pharmaceuticals - 2.0%
UCB SA	400,000	117,433,152
CANADA - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Xenon Pharmaceuticals Inc (b)	1,150,000	62,939,500
Pharmaceuticals - 0.0%
InMed Pharmaceuticals Inc (c)(d)(e)(f)	206,100	476,091
TOTAL CANADA		63,415,591
DENMARK - 2.2%
Health Care - 2.2%
Biotechnology - 2.2%
Ascendis Pharma A/S (b)	560,000	125,501,600
FRANCE - 0.4%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Sartorius Stedim Biotech	128,000	26,590,188
NETHERLANDS - 2.4%
Health Care - 2.4%
Biotechnology - 2.0%
Argenx SE ADR (b)	108,000	90,286,920
Newamsterdam Pharma Co NV (b)	690,000	23,239,200
		113,526,120
Pharmaceuticals - 0.4%
Pharvaris NV (b)	800,000	24,128,000
TOTAL NETHERLANDS		137,654,120
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)(g)	500,000	14,445,000
UNITED STATES - 89.4%
Financials - 0.1%
Financial Services - 0.1%
Perceptive Capital Solutions Corp (d)(e)(f)	320,567	3,205,670
Health Care - 89.3%
Biotechnology - 30.1%
AbbVie Inc	540,000	117,568,800
Alnylam Pharmaceuticals Inc (b)	460,000	138,910,800
Annexon Inc (b)	1,200,000	6,504,000
Apogee Therapeutics Inc (b)	90,007	7,393,175
BeOne Medicines Ltd ADR (b)	90,000	25,912,800
Biogen Inc (b)	150,000	29,400,000
Caris Life Sciences Inc (b)	3,750,000	62,700,000
CG oncology Inc (b)(g)	500,000	31,145,000
Cogent Biosciences Inc (b)	1,750,000	61,180,000
Cyclerion Therapeutics Inc (b)(c)(g)	3,000	9,450
CytomX Therapeutics Inc (b)	5,000,000	18,000,000
Damora Therapeutics Inc (b)(g)	500,000	12,440,000
Dianthus Therapeutics Inc (b)(g)	228,000	21,206,280
Disc Medicine Inc (b)(g)	450,000	31,306,500
First Tracks Biotherapeutics Inc	400,000	6,384,000
Gilead Sciences Inc	950,000	127,708,500
Hemab Therapeutics Holdings Inc	65,000	1,852,500
Immunome Inc (b)	64,792	1,414,409
Insmed Inc (b)	500,000	53,455,000
Jade Biosciences Inc (b)(g)	640,000	13,465,600
Kiniksa Pharmaceuticals International Plc Class A (b)	844,907	40,876,601
Korsana Biosciences (c)(d)(e)(f)	275,300	702,015
Kymera Therapeutics Inc (b)(g)	450,000	36,639,000
Legend Biotech Corp ADR (b)	2,000,000	54,320,000
Mineralys Therapeutics Inc (b)	1,180,000	37,170,000
Mirum Pharmaceuticals Inc (b)(g)	220,000	22,330,000
Moderna Inc (b)(g)	1,450,000	68,425,500
Natera Inc (b)	328,000	73,265,360
Nuvalent Inc Class A (b)	670,000	73,961,300
Olema Pharmaceuticals Inc (b)(g)	1,500,000	19,785,000
Oruka Therapeutics Inc (b)(g)	833,100	48,761,343
Praxis Precision Medicines Inc (b)	100,000	34,997,000
Relay Therapeutics Inc (b)	1,680,000	23,604,000
Revolution Medicines Inc (b)	350,000	55,118,000
Roivant Sciences Ltd (b)	1,280,000	38,387,200
Scholar Rock Holding Corp (b)	430,000	21,199,000
Spyre Therapeutics Inc (b)	760,000	55,860,000
Stoke Therapeutics Inc (b)	628,000	19,411,480
Summit Therapeutics Inc (b)(g)	800,000	14,032,000
Travere Therapeutics Inc (b)	570,000	26,892,600
Tubulis GmbH escrow shares (d)(e)	12,300	42,558
Tubulis GmbH escrow shares (d)(e)	12,300	245
Tubulis GmbH rights (b)(d)(e)	12,300	1,313,148
Tubulis GmbH rights (b)(d)(e)	12,300	864,813
Tubulis GmbH rights (b)(d)(e)	12,300	684,987
Tubulis GmbH rights (b)(d)(e)	12,300	588,063
Tubulis GmbH rights (b)(d)(e)	12,300	361,497
Tubulis GmbH rights (b)(d)(e)	12,300	352,026
Tubulis GmbH rights (b)(d)(e)	12,300	114,636
Tubulis GmbH rights (b)(d)(e)	12,300	57,318
Tubulis GmbH rights (b)(d)(e)	12,300	57,318
Tubulis GmbH rights (b)(d)(e)	12,300	27,183
Tubulis GmbH rights (b)(d)(e)	12,300	25,830
Tyra Biosciences Inc (b)	280,000	9,354,800
Upstream Bio Inc (b)	800,000	6,688,000
Vaxcyte Inc (b)	1,160,000	59,624,000
Veracyte Inc (b)	1,280,000	59,315,200
Viking Therapeutics Inc (b)(g)	540,000	17,679,600
Viridian Therapeutics Inc (b)	1,500,000	26,430,000
Zenas Biopharma Inc (b)(g)	1,080,000	19,872,000
Zenas Biopharma Inc (d)	160,865	2,959,916
		1,740,107,351
Health Care Equipment & Supplies - 5.6%
Boston Scientific Corp (b)	2,600,000	125,606,000
Edwards Lifesciences Corp (b)	728,000	62,950,160
Insulet Corp (b)	60,000	8,696,400
Intuitive Surgical Inc (b)	75,000	31,848,000
iRhythm Technologies Inc (b)	180,000	20,502,000
Kestra Medical Technologies Ltd (b)	900,000	19,134,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	15,815	173,174
Medline Inc Class A (g)	1,000,000	36,560,000
Outset Medical Inc (b)(c)	1,520,000	7,432,800
Saluda Medical Inc (d)(h)	338,168	875,010
Saluda Medical Inc depository receipt	1,600,000	414,000
Shoulder Innovations Inc	545,286	8,015,704
		322,207,248
Health Care Providers & Services - 11.4%
Alignment Healthcare Inc (b)	2,600,000	39,832,000
BrightSpring Health Services Inc (b)	1,120,000	69,081,600
Cencora Inc	245,000	65,993,200
CVS Health Corp	800,000	72,784,000
Elevance Health Inc	110,000	43,250,900
GMR Solutions Inc	993,539	12,419,238
Guardant Health Inc (b)	460,000	59,657,400
LifeStance Health Group Inc (b)	4,979,400	38,391,174
Privia Health Group Inc (b)	2,500,000	53,775,000
UnitedHealth Group Inc	530,000	201,564,300
		656,748,812
Health Care Technology - 0.9%
HeartFlow Inc (b)	1,000,000	30,980,000
Waystar Holding Corp (b)	1,080,000	21,502,800
		52,482,800
Life Sciences Tools & Services - 18.2%
10X Genomics Inc Class A (b)	1,600,000	45,288,000
10X Genomics Inc Class B (b)	500,000	14,152,500
Agilent Technologies Inc	472,800	64,078,584
Alamar Biosciences Inc	300,000	6,132,000
Bio-Techne Corp	1,900,000	98,192,000
Bruker Corp (g)	850,000	50,056,500
Danaher Corp	2,180,000	398,220,600
Repligen Corp (b)	460,000	57,017,000
Thermo Fisher Scientific Inc	515,000	253,642,650
West Pharmaceutical Services Inc	200,000	64,562,000
		1,051,341,834
Pharmaceuticals - 23.1%
Alumis Inc (b)(g)	301,364	6,509,462
Amylyx Pharmaceuticals Inc (b)	1,420,000	20,377,000
Axsome Therapeutics Inc (b)	190,000	44,551,200
Contineum Therapeutics Inc Class A (b)(g)	450,000	6,070,500
Crinetics Pharmaceuticals Inc (b)(g)	1,200,000	42,660,000
Edgewise Therapeutics Inc (b)	294,000	10,043,040
Eli Lilly & Co	420,000	464,100,001
Enliven Therapeutics Inc (b)(g)	1,120,000	44,318,400
Jazz Pharmaceuticals PLC (b)	235,000	55,575,150
Johnson & Johnson	1,260,000	283,915,800
MBX Biosciences Inc (b)(g)	600,000	18,882,000
Merck & Co Inc	780,000	92,601,600
Ocular Therapeutix Inc (b)	494,535	4,455,760
Roche Holding AG	128,000	54,000,897
Royalty Pharma PLC Class A	1,120,000	62,451,200
Structure Therapeutics Inc ADR (b)	540,000	21,243,600
Trevi Therapeutics Inc (b)	1,000,000	14,140,000
VeraDermics Inc (g)	180,000	18,163,800
Viatris Inc	4,280,000	69,592,800
		1,333,652,210
TOTAL HEALTH CARE		5,156,540,255
TOTAL UNITED STATES		5,159,745,925
TOTAL COMMON STOCKS (Cost $4,064,274,442)		5,644,785,576

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/US 10% 12/31/2026 (d)(e)	4,095,710	4,387,325
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(e)(j)	2,299,153	2,391,119
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	1,035,085	1,412,683
TOTAL UNITED STATES		8,191,127
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,220,865)		8,191,127

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	330,316	2,285,786
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (b)(d)(e)	11,853,768	8,179,100
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CellCentric Ltd Series D (d)(e)	1,214,928	5,795,207
UNITED STATES - 1.8%
Health Care - 1.7%
Biotechnology - 0.9%
Asimov Inc Series B (b)(d)(e)	101,438	2,512,619
Cleerly Inc Series C (b)(d)(e)	1,285,367	15,488,672
Element Biosciences Inc Series C (b)(d)(e)	572,265	6,300,639
Element Biosciences Inc Series D (b)(d)(e)	413,355	3,054,693
Element Biosciences Inc Series D1 (b)(d)(e)	413,355	3,054,693
ElevateBio LLC Series C (b)(d)(e)	254,900	469,016
Endeavor BioMedicines Inc Series C (b)(d)(e)	1,366,212	8,907,702
Parabilis Medicines Inc Series F (d)(e)	869,000	5,978,720
		45,766,754
Health Care Equipment & Supplies - 0.3%
Kardium Inc/US Series D-7 (d)(e)	15,888,877	8,262,216
Kardium Inc/US Series D-7 (d)(e)	3,477,566	1,808,334
Kardium Inc/US Series D-7 (first closing) (d)(e)	723,517	376,229
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	316,310	9,701,228
		20,148,007
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(e)(i)	473,270	2,323,756
Health Care Technology - 0.4%
Aledade Inc Series B1 (b)(d)(e)	201,220	6,451,113
Aledade Inc Series E1 (b)(d)(e)	56,664	1,816,648
Candid Therapeutics Series B (b)(d)(e)	3,162,302	11,732,141
Wugen Inc Series B (b)(d)(e)	454,342	704,230
		20,704,132
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(d)(e)	3,696,429	2,772,321
Galvanize Therapeutics Series C-1 (d)(e)	8,252,708	3,878,773
		6,651,094
TOTAL HEALTH CARE		95,593,743
Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (b)(d)(e)	1,079,396	3,594,389
TOTAL UNITED STATES		99,188,132
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,532,759)		115,448,225

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.67	10,759,186	10,761,337
Fidelity Securities Lending Cash Central Fund (k)(l)	3.67	121,423,032	121,435,175
TOTAL MONEY MARKET FUNDS (Cost $132,194,762)			132,196,512

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $4,356,222,828)	5,900,621,440
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(123,277,897)
NET ASSETS - 100.0%	5,777,343,543

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Affiliated company.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,520,850 or 2.4% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security is on loan at period end.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $875,010 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $128,729,520.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	7,704,855

Aledade Inc Series E1	5/20/2022	2,822,683

Asimov Inc Series B	10/29/2021	9,401,345

Candid Therapeutics Series B	8/27/2024	3,794,762

CellCentric Ltd Series D	5/1/2026	5,825,580

Cleerly Inc Series C	7/8/2022	15,142,394

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	4,691,527

Element Biosciences Inc Series C	6/21/2021	11,763,881

Element Biosciences Inc Series D	6/28/2024	3,242,067

Element Biosciences Inc Series D1	6/28/2024	3,242,067

ElevateBio LLC Series C	3/9/2021	1,069,306

Endeavor BioMedicines Inc Series C	4/22/2024	8,913,987

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,322,527

Galvanize Therapeutics Series B	3/29/2022	6,399,572

Galvanize Therapeutics Series C-1	7/7/2025	3,474,490

InMed Pharmaceuticals Inc	5/19/2026	394,063

InSightec Ltd Series G	6/17/2024	10,523,775

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 3/31/2026	4,599,185

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	7,156,596

Kardium Inc/US Series D-7	8/6/2024	1,688,115

Kardium Inc/US Series D-7 (first closing)	8/6/2024	112,555

Korsana Biosciences	4/1/2026	647,891

Manus Bio Inc Series One-6	3/30/2021	11,322,073

Medical Microinstruments Inc/Italy Series C	2/16/2024	10,543,783

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Parabilis Medicines Inc Series F	1/6/2026	5,356,864

Perceptive Capital Solutions Corp	12/5/2025	3,205,670

Saluda Medical Inc	3/12/2023 - 10/30/2025	12,840,493

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	13,634,775

Tubulis GmbH escrow shares	5/21/2026	245

Tubulis GmbH escrow shares	5/21/2026	42,558

Tubulis GmbH rights	5/21/2026	57,318

Tubulis GmbH rights	5/21/2026	685,602

Tubulis GmbH rights	5/21/2026	352,395

Tubulis GmbH rights	5/21/2026	588,309

Tubulis GmbH rights	5/21/2026	27,306

Tubulis GmbH rights	5/21/2026	865,305

Tubulis GmbH rights	5/21/2026	1,313,763

Tubulis GmbH rights	5/21/2026	57,318

Tubulis GmbH rights	5/21/2026	114,759

Tubulis GmbH rights	5/21/2026	361,620

Tubulis GmbH rights	5/21/2026	25,830

Wugen Inc 0% 12/31/2199	6/14/2024	2,299,153

Wugen Inc Series B	7/9/2021	3,523,377

Zenas Biopharma Inc	10/8/2025	3,056,435

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,329,577	288,434,296	301,002,536	204,082	-	-	10,761,337	10,759,186	0.0%
Fidelity Securities Lending Cash Central Fund	216,332,448	576,975,670	671,872,943	120,414	-	-	121,435,175	121,423,032	0.3%
Total	239,662,025	865,409,966	972,875,479	324,496	-	-	132,196,512

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Cyclerion Therapeutics Inc	-	18,539	-	-	-	(9,089)	9,450	3,000
InMed Pharmaceuticals Inc	-	394,063	-	-	-	82,028	476,091	206,100
Korsana Biosciences	-	647,891	-	-	-	54,124	702,015	275,300
Outset Medical Inc	5,304,800	-	-	-	-	2,128,000	7,432,800	1,520,000
Total	5,304,800	1,060,493	-	-	-	2,255,063	8,620,356

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.